Terumo Agreement - Remaining performance obligation (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-07-01
Terumo Agreement
Revenue remaining performance obligation amount	$ 4.3	$ 6.4
Remaining performance obligation recognition period	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Terumo Agreement
Revenue remaining performance obligation amount	$ 13.5	$ 13.1
Remaining performance obligation recognition period	24 months	24 months